Investments in Affiliated Companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Equity Method Investments	$ 45.5	$ 51.9
Cost Method Investments	5.0	0.9
Impairments of investments in affiliated companies			$ 0.0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	50.5	52.8
Summary of Investments in affiliated companies
Earnings from equity method investments	8.8	12.5	13.7
Dividends received from equity method investments	8.7	9.2	10.1
Equity Method Significant Subsidiary - TU Mexico [Member]
Schedule of Investments [Line Items]
Equity Method Investments	39.2	45.0
Equity Method Significant Subsidiaries [Member]
Summary of Investments in affiliated companies
Current assets	52.9	57.8
Noncurrent assets	14.5	14.7
Current liabilities	18.2	18.0
Noncurrent liabilities	0.1	0.1
Revenue	106.1	124.9	132.6
Operating income	40.6	55.7	57.7
Income from continuing operations	31.9	43.9	48.2
Net income	31.9	43.9	$ 48.2
Equity Method - All Other Subsidiaries [Member]
Schedule of Investments [Line Items]
Equity Method Investments	$ 6.3	$ 6.9
CIBIL [Member]
Summary of Investments in affiliated companies
Noncontrolling Interest, Ownership Percentage by Parent	25.69%	25.69%